UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: June 30, 2014

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (66.5%)
	Arizona Health Facilities Authority,
$85,020	Banner Health Ser 2008 E	0.08%	10/07/13	01/01/29	$85,020,000
46,590	Banner Health Ser 2008 G	0.07	10/07/13	01/01/29	46,590,000
	Barclays Capital Municipal Trust Receipts, MA,
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.08	10/07/13	07/01/38	6,905,000
7,135	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.08	10/07/13	10/15/41	7,135,000
7,000	Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W (c)	0.09	10/07/13	07/01/38	7,000,000
25,395	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.07	10/07/13	01/01/16	25,395,000
	BB&T Municipal Trust, FL,
23,540	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.07	10/07/13	10/01/14	23,540,000
25,460	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.07	10/07/13	04/01/16	25,460,000
10,205	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.06	10/07/13	10/01/15	10,205,000
164,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.08	10/07/13	06/01/41	164,445,000
73,380	California Statewide Communities Development Authority, Gas Supply Sacramento Municipal Utility District Ser 2010	0.07	10/07/13	11/01/40	73,380,000
52,000	Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.04	10/07/13	12/31/47	52,000,000
103,050	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.07	10/07/13	08/01/39	103,050,000
16,250	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.32	10/07/13	07/01/28	16,250,000
	Colorado Springs, CO,
69,605	Utilities System Sub Lien Ser 2004 A	0.10	10/07/13	11/01/23	69,605,000
23,755	Utilities System Sub Lien Ser 2005 A	0.08	10/07/13	11/01/35	23,755,000
45,125	Utilities System Sub Lien Ser 2006 A	0.07	10/07/13	11/01/25	45,125,000
23,600	Utilities System Sub Lien Ser 2007 A	0.08	10/07/13	11/01/37	23,600,000
67,275	Utilities System Sub Lien Ser 2007 B	0.08	10/07/13	11/01/26	67,275,000
43,485	Utilities System Sub Lien Ser 2009 C	0.08	10/07/13	11/01/28	43,485,000
37,695	Utilities System Sub Lien Ser 2010 C	0.08	10/07/13	11/01/40	37,695,000
7,540	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.09	10/07/13	06/01/16	7,540,000
6,000	Deutsche Bank SPEARS, DC, District of Columbia Tax Increment Gallery Place Ser 2012 SPEARS Ser DBE-1187 (c)	0.14	10/07/13	06/01/31	6,000,000
	Deutsche Bank SPEARS, FL,
14,995	Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X (c)	0.11	10/07/13	10/01/33	14,995,000
14,765	Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X (c)	0.12	10/07/13	10/01/39	14,765,000
	Deutsche Bank SPEARS, IL,
11,700	Illinois Finance Authority Swedish American Hospital Ser 2012 SPEARS Ser DBE-1116 (c)	0.14	10/07/13	11/15/39	11,700,000
13,330	Illinois Ser June 2013 SPEARS Ser DBE-1184 (c)	0.17	10/07/13	07/01/31	13,330,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

17,050	Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122 (c)	0.12	10/07/13	09/01/38	17,050,000
3,120	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.09	10/07/13	06/15/45	3,120,000
7,805	Deutsche Bank SPEARS, OH, Middleburg Heights Southwest General Health Center Ser 2012 A SPEARS Ser DBE-1126 (c)	0.12	10/07/13	08/01/47	7,805,000
	Deutsche Bank SPEARS, TX,
29,340	Dallas Fort Worth International Airport Joint Ser 2012 E & F SPEARS Ser DBE-1127X (c)	0.12	10/07/13	11/01/35	29,340,000
5,000	Houston Public Improvement Ser 2012 A SPEARS Ser DBE-1069 (c)	0.10	10/07/13	03/01/22	5,000,000
99,270	District of Columbia, The Pew Charitable Trusts Ser 2008 A	0.07	10/07/13	04/01/38	99,270,000
	Eclipse Funding Trust, NY,
19,915	Metropolitan Transportation Authority Dedicated Tax Ser 2012 A Solar Eclipse Ser 2012-0013 (c)	0.07	10/07/13	05/15/20	19,915,000
55,255	New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.07	10/07/13	03/15/20	55,255,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.07	10/07/13	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.07	10/07/13	10/01/25	8,900,000
39,700	Inova Health System Foundation Ser 2000	0.05	10/07/13	01/01/30	39,700,000
23,800	Florida State Board of Education, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.08	10/07/13	10/15/16	23,800,000
	Gainesville, FL,
110,520	Utilities System 2007 Ser A	0.07	10/07/13	10/01/36	110,520,000
55,600	Utilities System 2008 Ser B	0.07	10/07/13	10/01/38	55,600,000
	Highlands County Health Facilities Authority, FL,
8,765	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.08	10/07/13	11/15/14	8,765,000
21,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.06	10/07/13	11/15/33	21,000,000
	Houston, TX,
66,200	Combined Utility System First Lien Ser 2004 B2	0.05	10/07/13	05/15/34	66,200,000
52,000	Combined Utility System First Lien Ser 2004 B5	0.06	10/07/13	05/15/34	52,000,000
70,825	Combined Utility System First Lien Ser 2004 B6	0.07	10/07/13	05/15/34	70,825,000
	Illinois Toll Highway Authority,
118,500	Toll Highway Senior Priority Ser 2007 A-1B	0.09	10/07/13	07/01/30	118,500,000
80,000	Toll Highway Senior Priority Ser 2007 A-2B	0.08	10/07/13	07/01/30	80,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.08	10/07/13	11/15/33	20,075,000
137,555	Trinity Health Ser 2008 D-1	0.06	10/07/13	12/01/34	137,555,000
26,680	Indiana Health & Educational Facility Financing Authority, Howard Regional Health System Ser 2005 A	0.06	10/07/13	01/01/35	26,680,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.08	10/07/13	06/01/23	10,000,000
37,470	JEA, FL, Water & Sewer System Subser 2008 A-2	0.07	10/07/13	10/01/42	37,470,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.07	10/07/13	01/15/47	23,000,000
	King County, WA,
11,650	Limited Tax Sewer Ser 2010 A	0.08	10/07/13	01/01/40	11,650,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.09	10/07/13	01/01/47	43,000,000
72,100	Long Island Power Authority, NY, Electric System Ser 2012 C	0.07	10/07/13	05/01/33	72,100,000
176,440	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.07	10/07/13	08/01/40	176,440,000
59,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.07	10/07/13	02/15/43	59,400,000
34,480	Massachusetts, Refg 1997 Ser B	0.04	10/07/13	08/01/15	34,480,000
9,900	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.07	10/07/13	07/01/29	9,900,000
73,845	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-6	0.09	10/07/13	01/01/39	73,845,000
30,710	Massachusetts Development Finance Agency, Phillips Academy Ser 2003	0.08	10/07/13	09/01/33	30,710,000
67,280	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser J-1	0.04	10/07/13	07/01/31	67,280,000
	Massachusetts Water Resources Authority,
55,485	Gen Ser 2008 A-1	0.08	10/07/13	08/01/37	55,485,000
55,545	Gen Ser 2008 A-2	0.07	10/07/13	08/01/37	55,545,000
72,900	Gen Ser 2008 A-3	0.07	10/07/13	08/01/37	72,900,000
116,920	Gen Ser 2008 C-2	0.05	10/07/13	11/01/26	116,920,000
60,000	Gen Ser 2008 F	0.04	10/07/13	08/01/29	60,000,000
	Metropolitan Transportation Authority, NY,
24,445	Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.08	10/07/13	11/15/35	24,445,000
75,600	Ser 2005 E Subser E-1	0.08	10/07/13	11/01/35	75,600,000
77,560	Ser 2011 B	0.08	10/07/13	11/01/41	77,560,000
57,300	Metropolitan Water District of Southern California, Water 2000 Ser B-4	0.07	10/07/13	07/01/35	57,300,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC) (c)	0.08	10/07/13	07/01/37	39,000,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.08	10/07/13	05/01/32	12,870,000
26,295	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.08	10/07/13	07/01/24	26,295,000
	Mobile Downtown Redevelopment Authority, AL,
34,285	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.08	10/07/13	05/01/41	34,285,000
25,885	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.08	10/07/13	05/01/41	25,885,000
	Murray City, UT,
43,500	IHC Health Services, Inc. Ser 2003 A	0.05	10/07/13	05/15/36	43,500,000
45,900	IHC Health Services, Inc. Ser 2003 B	0.05	10/07/13	05/15/36	45,900,000
19,740	New Castle County, DE, University Courtyard Apartments Ser 2005	0.09	10/07/13	08/01/31	19,740,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St. Paul’s School Ser 1998	0.08	10/07/13	01/01/28	39,750,000
40,165	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.07	10/07/13	08/01/34	40,165,000
59,420	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.07	10/07/13	11/01/39	59,420,000
	New York City Municipal Water Finance Authority, NY,
59,500	2000 Ser C	0.08	10/07/13	06/15/33	59,500,000
50,000	Second General Fiscal 2003 F1B	0.05	10/07/13	06/15/35	50,000,000
125,225	Second General Fiscal 2010 Ser CC	0.06	10/07/13	06/15/41	125,225,000
84,575	Water & Sewer System Fiscal 2008 Ser B-4	0.06	10/07/13	06/15/23	84,575,000
84,900	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.08	10/07/13	02/01/35	84,900,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	New York City, NY,
34,920	Fiscal 2004 Subser A-5	0.07	10/07/13	08/01/31	34,920,000
35,950	Fiscal 2004 Subser A-6	0.07	10/07/13	08/01/31	35,950,000
45,350	Fiscal 2008 Subser J-9	0.06	10/07/13	08/01/27	45,350,000
16,870	North Broward Hospital District, FL, Ser 2008 A	0.06	10/07/13	01/15/31	16,870,000
	North Carolina Medical Care Commission,
63,125	Cape Fear Valley Health System Ser 2008 A-1	0.06	10/07/13	10/01/36	63,125,000
75,800	Cape Fear Valley Health System Ser 2008 A-2	0.06	10/07/13	10/01/36	75,800,000
81,600	Orlando Utilities Commission, FL, Utility System Ser 2008-2	0.07	10/07/13	10/01/33	81,600,000
45,000	Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1	0.06	10/07/13	07/01/40	45,000,000
45,000	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.07	10/07/13	04/01/43	45,000,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.07	10/07/13	11/01/38	31,250,000
	Puttable Floating Option Tax-Exempts Receipts, NJ,
29,035	New Jersey Ser Fiscal 2014 A P-FLOATs MT-837 (c)	0.13	10/07/13	06/26/14	29,035,000
45,700	New Jersey Ser Fiscal 2014 B P-FLOATs MT-838 (c)	0.13	10/07/13	06/26/14	45,700,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.10	10/07/13	11/15/25	20,000,000
19,800	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.07	10/07/13	02/03/14	19,800,000
	RBC Municipal Products Trust, Inc., PA,
39,260	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.07	10/07/13	04/01/14	39,260,000
42,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.07	10/07/13	02/01/18	42,000,000
27,000	Rib Floater Credit Enhanced Trust, NJ, New Jersey Health Care Facilities Financing Authority University Hospital Ser 2013A BANs Trust Receipts Ser 2013 FR-14WE (c)	0.12	10/07/13	07/03/17	27,000,000
8,500	Rib Floater Credit Enhanced Trust, NY, New York City Municipal Water Finance Authority Second General Fiscal 2013 Ser CC Trust Receipts Ser 2013 FR-3WX (c)	0.08	10/07/13	06/15/47	8,500,000
	Rib Floater Credit Enhanced Trust, PR,
30,000	Puerto Rico Public Improvement Refinancing Notes Ser 2013 A & B Trust Receipts Ser 2013 FR-18WE (c)	0.12	10/07/13	12/01/13	30,000,000
65,000	Puerto Rico Sales Tax Financing Corporation Jr. Lien BANs Ser 2013A Trust Receipts Ser 2013 FR-8WE (c)	0.12	10/07/13	09/30/14	65,000,000
20,185	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.08	10/07/13	03/01/36	20,185,000
11,400	Riverton, UT, IHC Health Services, Inc. Deutsche Bank SPEARS Ser DB 1063X (c)	0.10	10/07/13	08/15/41	11,400,000
54,820	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.07	10/07/13	08/15/28	54,820,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.08	10/07/13	02/01/33	88,100,000
41,600	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.08	10/07/13	06/01/29	41,600,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

7,360	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.08	10/07/13	12/01/24	7,360,000
	Texas Transportation Commission,
34,640	Mobility Fund Ser 2005-B	0.08	10/07/13	04/01/30	34,640,000
46,600	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.07	10/07/13	04/01/35	46,600,000
26,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.07	10/07/13	04/01/37	26,000,000
	University of California Regents,
50,000	Ser 2013 AL-2 (d)	0.06	10/07/13	05/15/48	50,000,000
40,000	Ser 2013 AL-3 (d)	0.06	10/07/13	05/15/48	40,000,000
35,000	Ser 2013 AL-4 (d)	0.06	10/07/13	05/15/48	35,000,000
30,270	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.08	10/07/13	06/01/26	30,270,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.08	10/07/13	12/01/34	30,000,000
101,220	University of Texas Regents, Financing System Ser 2008 B	0.05	10/07/13	08/01/32	101,220,000
35,159	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.10	10/07/13	11/01/45	35,159,000
	Utah Water Finance Agency,
49,700	Ser 2008 B	0.08	10/07/13	10/01/37	49,700,000
40,455	Ser 2008 B-2	0.08	10/07/13	10/01/35	40,455,000
8,685	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.08	10/07/13	05/01/28	8,685,000
150,190	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc. Ser 2012 A Stage Trust Ser 2012-33C (c)	0.08	10/07/13	05/15/39	150,190,000
64,240	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.06	10/07/13	07/15/28	64,240,000

	Total Weekly Variable Rate Bonds (Cost $5,913,844,000)				5,913,844,000

	Put Option Bonds (7.3%)
4,090	Deutsche Bank SPEARS, KY, Kentucky Housing Corporation Housing 2007 Ser A SPEARS Ser DBE-1118 (AMT) (c)	0.29	11/14/13	07/01/32	4,090,000
10,545	Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE-1121 (c)	0.32	12/12/13	10/01/42	10,545,000
5,960	Deutsche Bank SPEARS, OR, Oregon Housing & Community Services Department Multifamily Housing 2012 Ser B SPEARS Ser DBE-1120 (AMT) (c)	0.29	11/14/13	07/01/43	5,960,000
14,575	Eastern Municipal Water District, CA, Water & Sewer Refg Ser 2013 A	0.09	12/20/13	07/01/35	14,575,000
8,000	Franklin County, OH, Ohio Health Corporation Ser 2011 C	0.10	06/04/14	11/15/33	8,000,000
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.19	04/28/14	04/01/51	8,500,000
62,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4290 (c)	0.11	10/07/13	11/28/13	62,000,000
76,000	JP Morgan Chase & Co., CA, Los Angeles Unified School District 2012-2013 Ser B TRANs PUTTERs Ser 4318	0.15	11/26/13	11/26/13	76,000,000
50,000	JP Morgan Chase & Co., PA, Allegheny County Hospital Development Authority (c)	0.12	10/31/13	12/01/17	50,000,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.17	04/28/14	02/01/46	7,680,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.17	04/28/14	02/01/46	9,600,000
15,500	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.16	04/28/14	07/01/30	15,500,000
30,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.13	04/28/14	11/15/49	30,000,000
123,000	New York Liberty Development Corporation, NY, 3 World Trade Center Ser 2011 A	0.23	06/19/14	12/01/49	123,000,000
50,000	New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.23	06/19/14	12/01/50	50,000,000
7,665	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.19	04/28/14	11/01/34	7,665,000
5,965	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.19	04/28/14	11/01/34	5,965,000
16,940	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.15	04/28/14	11/01/34	16,940,000
9,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.18	04/28/14	10/01/27	9,000,000
60,000	RBC Municipal Products Trust, Inc., PR, Puerto Rico Highways & Transportation Authority Ser 2013 A BANs Floater Certificates Ser E-46 (c)	0.17	12/02/13	09/01/15	60,000,000
25,000	Riverside, CA, Water Ser 2011 A	0.09	04/01/14	10/01/35	25,000,000
15,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.20	04/28/14	11/15/50	15,000,000
14,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2013 B	0.16	04/28/14	11/15/50	14,000,000
14,200	University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2	0.16	04/28/14	11/01/34	14,200,000

	Total Put Option Bonds (Cost $643,220,000)				643,220,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Municipal Bonds & Notes (7.0%)
7,000	Antelope Valley Community College District, CA, Ser 2012-13 TRANs, dtd 10/25/12	2.00%	0.42%	10/15/13	7,004,221
172,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00	0.23	06/23/14	174,205,773
22,000	Dayton City School District, OH, School Facilities Construction & Improvement Ser 2013 Notes, dtd 04/15/13	0.75	0.30	10/15/13	22,003,770
	Hazard, KY,
8,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.40	12/01/13	8,007,930
10,000	Appalachian Regional Healthcare Ser 2012 BANs, dtd 12/27/12	1.00	0.50	12/01/13	10,008,313
	Kentucky Rural Water Finance Corporation,
8,000	Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	8,000,000
4,250	Public Projects Construction Notes Ser D-2013-1, dtd 08/29/13	1.00	0.28	09/01/14	4,277,933
	Los Angeles, CA,
70,000	Ser 2013 A TRANs, dtd 07/11/13	2.00	0.16	02/27/14	70,520,597
100,000	Ser 2013 B TRANs, dtd 07/11/13	2.00	0.17	05/01/14	101,061,442

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

	Los Angeles County Schools Pooled Financing Program, CA,
17,000	Pooled 2012-2013 Ser B-1 TRANs, dtd 12/14/12	2.00	0.30	11/29/13	17,046,539
25,000	Pooled 2012-2013 Ser C-8 TRANs, dtd 02/28/13	2.00	0.37	01/31/14	25,135,938
3,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2013, dtd 01/31/13	1.00	0.30	02/01/14	3,007,037
10,000	Pikeville, KY, Hospital Improvement Pikeville Medical Center, Inc. Expansion Ser 2013 BANs, dtd 03/21/13	1.00	0.32	03/01/14	10,028,012
160,000	Texas, Ser 2013 TRANs, dtd 09/03/13	2.00	0.20	08/28/14	162,608,907
2,000	Wisconsin Rural Water Construction Loan Program Commission, Ser 2013 BANs, dtd 08/29/13	1.00	0.28	09/01/14	2,013,145

	Total Municipal Bonds & Notes (Cost $624,929,557)				624,929,557

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Daily Variable Rate Bonds (6.4%)
40,000	Chicago, IL, Neighborhoods Alive Ser 21 B	0.06%	10/01/13	01/01/37	40,000,000
56,370	Gainesville, FL, Utilities System 2012 Ser B	0.06	10/01/13	10/01/42	56,370,000
36,685	Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012	0.05	10/01/13	11/01/41	36,685,000
65,600	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1	0.05	10/01/13	12/01/41	65,600,000
65,205	Massachusetts, Central Artery Ser 2000 A	0.06	10/01/13	12/01/30	65,205,000
114,500	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.06	10/02/13	05/01/34	114,500,000
	New York City, NY,
101,200	Fiscal 2008 Ser J Subser J-3	0.06	10/02/13	08/01/23	101,200,000
90,450	Fiscal 2012 Subser G-6	0.06	10/01/13	04/01/42	90,450,000

	Total Daily Variable Rate Bonds (Cost $570,010,000)				570,010,000

	Floating Rate Notes (5.5%)
20,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013	0.37		05/01/14	20,000,000
120,000	JP Morgan Chase & Co., TX, Texas Ser 2013 TRANs PUTTERs Ser 4394	0.11		02/27/14	120,000,000
20,000	Metropolitan Water District of Southern California, Water 2013 Ser E	0.09		03/28/14	20,000,000
250,000	New Jersey, Ser Fiscal 2014 A TRANs	0.37		06/26/14	250,015,049
80,000	New Jersey, Ser Fiscal 2014 B TRANs	0.37		06/26/14	80,003,968

	Total Floating Rate Notes (Cost $490,019,017)				490,019,017

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (4.9%)
48,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E	0.20%	0.20%	11/25/13	48,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
65,000	Methodist Hospital System Ser 2009 C-1	0.20	0.20	11/05/13	65,000,000
25,000	Methodist Hospital System Ser 2009 C-1	0.21	0.21	02/05/14	25,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.20	0.20	03/05/14	25,000,000
24,000	Methodist Hospital System Ser 2009 C-2	0.20	0.20	04/03/14	24,000,000
50,100	Houston, TX, Ser G-2	0.11	0.11	10/24/13	50,100,000
32,000	North Texas Tollway Authority, TX, Ser 2009 D	0.12	0.12	11/07/13	32,000,000
	San Antonio, TX,
105,000	Electric & Gas Systems Ser B	0.10	0.10	10/28/13	105,000,000
63,655	Water System Ser 2012 A	0.10	0.10	10/18/13	63,655,000

	Total Commercial Paper (Cost $437,755,000)				437,755,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2013 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Closed-End Investment Companies (3.7%)
15,000	Nuveen AMT-Free Municipal Income Fund, VRDP Ser 2 (c)	0.16%	10/07/13	12/01/40	15,000,000
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.17	10/07/13	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.17	10/07/13	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.21	10/07/13	03/01/40	45,000,000
4,000	Nuveen New Jersey Dividend Advantage Municipal Fund, VRDP Ser 1-450 (AMT) (c)	0.17	10/07/13	08/03/43	4,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.14	10/07/13	12/01/40	15,000,000
10,000	Nuveen Ohio Quality Income Municipal Fund, VRDP Ser 1-1480 (AMT) (c)	0.16	10/07/13	09/01/43	10,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.17	10/07/13	05/01/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.14	10/07/13	12/01/40	50,000,000
16,000	Nuveen Virginia Premium Income Municipal Fund, VRDP Ser 1-1280 (AMT) (c)	0.17	10/07/13	08/03/43	16,000,000

	Total Closed-End Investment Companies (Cost $327,200,000)				327,200,000

	Total Investments (Cost $9,006,977,574) (e) (f)			101.3%	9,006,977,574
	Liabilities in Excess of Other Assets			(1.3)	(117,544,486)

	Net Assets			100.0%	$8,889,433,088

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2013.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Securities are available for collateral in connection with purchase of when-issued securities.
(f)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Notes to Portfolio of Investments ¡ September 30, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$5,913,844,000	$—	$5,913,844,000
Put Option Bonds	—	643,220,000	—	643,220,000
Municipal Bonds & Notes	—	624,929,557	—	624,929,557
Daily Variable Rate Bonds	—	570,010,000	—	570,010,000
Floating Rate Notes	—	490,019,017	—	490,019,017
Commercial Paper	—	437,755,000	—	437,755,000
Closed-End Investment Companies	—	327,200,000	—	327,200,000

Total Assets	$—	$9,006,977,574	$—	$9,006,977,574

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 12, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 12, 2013